Significant Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
CIBC Mellon
Percentage Ownership	50.00%
Book Value	$ 577
Wing Hang
Percentage Ownership	20.40%
Book Value	399
Siguler Guff
Percentage Ownership	20.00%
Book Value	267
ConvergEx
Percentage Ownership	33.20%
Book Value	152
West LB Joint Venture
Percentage Ownership	50.00%
Book Value	$ 91